Investment in Unconsolidated Companies - Additional Information (Detail) - USD ($) $ in Thousands		9 Months Ended
		Dec. 31, 2017	Jul. 31, 2017
Schedule of Equity Method Investments [Line Items]
Fresh-start adjustment equity method investment	[1]		$ (24,683)
Fresh-start adjustment, period		10 years
Sonatide Marine, Ltd.
Schedule of Equity Method Investments [Line Items]
Ownership percentage in unconsolidated affiliates		49.00%
Fresh-start adjustment equity method investment		$ 27,700
DTDW Holdings, Ltd.
Schedule of Equity Method Investments [Line Items]
Ownership percentage in unconsolidated affiliates		40.00%
Fresh-start adjustment equity method investment		$ 4,200
Maximum | Sonatide Marine Ltd and DTDW Holdings Ltd.
Schedule of Equity Method Investments [Line Items]
Ownership percentage in unconsolidated affiliates		50.00%

[1]	Reflects the adjustment to decrease the carrying value of the Company's equity method investments to their estimated fair values which were determined using a discounted cash flow analysis.